Property, Plant and Equipment Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Property, Plant and Equipment [Abstract]
Property under capital lease	$ 11	$ 67
Accumulated amortization of capitalized lease assets	3	55
Capitalized software costs	396	454
Accumulated amortization of capitalized software	237	292
Depreciation expense	$ 319	$ 305	$ 304